Prospectus for loss estimation (Details)	Dec. 31, 2021
Pessimistic Scenario [Member] | 2020 [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	7.30%
Unemployment Rate	14.40%
Housing Price Change	9.00%
GDP Growth	5.60%
Income Commitment	31.70%
Pessimistic Scenario [Member] | 2021 [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	14.30%
Unemployment Rate	16.30%
Housing Price Change	2.20%
GDP Growth	(3.50%)
Income Commitment	38.20%
Pessimistic Scenario [Member] | 2022 [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	13.00%
Unemployment Rate	18.20%
Housing Price Change	2.20%
GDP Growth	(2.00%)
Income Commitment	38.90%
Pessimistic Scenario [Member] | 2023 [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	13.00%
Unemployment Rate	18.50%
Housing Price Change	2.10%
GDP Growth	0.20%
Income Commitment	39.10%
Pessimistic Scenario [Member] | 2024 [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	13.00%
Unemployment Rate	18.20%
Housing Price Change	2.00%
GDP Growth	0.20%
Income Commitment	38.90%
Base Scenario [Member] | 2020 [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	7.30%
Unemployment Rate	14.40%
Housing Price Change	9.00%
GDP Growth	5.60%
Income Commitment	31.70%
Base Scenario [Member] | 2021 [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	7.30%
Unemployment Rate	13.80%
Housing Price Change	9.20%
GDP Growth	2.70%
Income Commitment	32.70%
Base Scenario [Member] | 2022 [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	6.50%
Unemployment Rate	12.90%
Housing Price Change	9.00%
GDP Growth	2.20%
Income Commitment	34.60%
Base Scenario [Member] | 2023 [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	6.50%
Unemployment Rate	12.10%
Housing Price Change	8.60%
GDP Growth	2.00%
Income Commitment	35.10%
Base Scenario [Member] | 2024 [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	6.50%
Unemployment Rate	11.30%
Housing Price Change	8.30%
GDP Growth	2.00%
Income Commitment	35.60%
Optimistic Scenario [Member] | 2020 [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	7.30%
Unemployment Rate	14.40%
Housing Price Change	9.00%
GDP Growth	5.60%
Income Commitment	31.70%
Optimistic Scenario [Member] | 2021 [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	5.50%
Unemployment Rate	11.40%
Housing Price Change	13.80%
GDP Growth	6.50%
Income Commitment	29.10%
Optimistic Scenario [Member] | 2022 [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	5.50%
Unemployment Rate	9.10%
Housing Price Change	13.40%
GDP Growth	4.00%
Burden Income	29.20%
Optimistic Scenario [Member] | 2023 [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	4.00%
Unemployment Rate	8.50%
Housing Price Change	12.90%
GDP Growth	4.00%
Income Commitment	29.30%
Optimistic Scenario [Member] | 2024 [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	4.00%
Unemployment Rate	7.90%
Housing Price Change	12.50%
GDP Growth	4.00%
Burden Income	29.10%